Condensed Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cash issuance cost, Convertible promissory notes	$ 440
Series A Convertible Preferred Stock
Cash issuance costs, Convertible preferred stock		$ 530
Series B Convertible Preferred Stock
Cash issuance costs, Convertible preferred stock	$ 584